Investment in Securities (Summary of Investment in Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2023	Mar. 31, 2023
Schedule of Investments [Line Items]
Equity securities		¥ 26,848	¥ 22,874
Equity securities	[1]	751,872	589,312
Investment Funds Elected for Fair Value Option
Schedule of Investments [Line Items]
Equity securities		19,401	16,032
Variable Annuity and Variable Life Insurance Contracts
Schedule of Investments [Line Items]
Equity securities		151,281	151,445
Investment funds that are accounted for under the equity method
Schedule of Investments [Line Items]
Equity securities		¥ 196,899	¥ 90,993

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥151,445 million and ¥151,281 million as of March 31, 2023 and September 30, 2023, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥90,993 million and ¥196,899 million as of March 31, 2023 and September 30, 2023, respectively. The amount of investment funds elected the fair value option included in equity securities were ¥16,032 million and ¥19,401 million as of March 31, 2023 and September 30, 2023, respectively.